CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012		Dec. 31, 2011
CURRENT ASSETS:
Cash	$ 3,330		$ 1,564
Accounts receivable (net of allowance for doubtful accounts of $397 as of December 29, 2012 and $284 as of December 31, 2011)	23,240		17,905
Inventories	23,950		20,235
Prepaid expenses and other current assets	709		230
Land and building held for sale	2,736		0
Deferred tax assets	1,901		1,951
Total current assets	55,866		41,885
PROPERTY, PLANT AND EQUIPMENT, at cost:
Land	2,993		1,546
Buildings and improvements	19,729		10,355
Machinery and equipment	53,547		43,563
	76,269		55,464
Less: accumulated depreciation	34,945		31,410
	41,324		24,054
OTHER ASSETS:
Goodwill	3,566		0
Intangible assets, net	1,220		0
Other	146		114
Total other assets	4,932		114
TOTAL ASSETS	102,122		66,053
CURRENT LIABILITIES:
Lines of credit	9,850		2,023
Current portion of long-term debt	5,701	[1]	2,450
Trade accounts payable	11,558		8,449
Accrued employee compensation and amounts withheld	2,293		2,449
Accrued expenses	1,903		1,754
Deferred revenue	517		708
Total current liabilities	31,822		17,833
Long-term debt, less current portion	24,068		12,145
Pension liabilities, less current portion	2,641		2,469
Deferred tax liabilities	7,126		4,990
COMMITMENTS AND CONTINGENCIES (NOTE 12)	0		0
SHAREHOLDERS' EQUITY:
Common stock, par value $.0025 per share; 20,000,000 shares authorized; shares issued and outstanding-- 5,304,562 on December 29, 2012 and 5,041,367 on December 31, 2011	13		13
Additional paid-in capital	14,819		12,522
Retained earnings	25,051		19,180
Accumulated other comprehensive loss	(3,418)		(3,099)
Total shareholders' equity	36,465		28,616
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 102,122		$ 66,053

[1]	Includes the $2,120 mortgage on the Plainville facility which is due in full upon the earlier of the sale of the facility or July 31, 2013.